28. LOSS PER SHARE (Details 1) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations - Basic numerator
Loss for the year attributable to controlling shareholders	R$ (2,333.1)	R$ (141.3)	R$ (264.6)
Discontinued operations - Basic denominator
Common shares	812,473,246	812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Loss per share basic - R$	R$ (2.87577)	R$ (0.17588)	R$ (0.32996)
Discontinued operations - Diluted numerator
Loss for the year attributable to controlling shareholders	R$ (2,333.1)	R$ (141.3)	R$ (264.6)
Discontinued operations - Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	811,294,251	803,559,763	801,903,266
Weighted average number of outstanding shares - diluted	811,294,251	803,559,763	801,903,266
Loss per share diluted - R$	R$ (2.87577)	R$ (0.17588)	R$ (0.32996)